949-476-1180 3001 Daimler Street Santa Ana, California 92705-5812 www.sTec-inc.com

Via EDGAR

May 6, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	sTec, Inc.
SEC File No. 000-31623

Ladies and Gentlemen:

On behalf of sTec, Inc. (the “Company”), pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please be advised that the Company is filing concurrently herewith the Company’s Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) in connection with the Company’s Annual Meeting of Shareholders to be held on June 25, 2013 (the “2013 Annual Meeting”). The Company has filed the Proxy Statement in preliminary form because the Proxy Statement refers to a solicitation in opposition by the Balch-Potomac Entities (as defined in the Proxy Statement) with respect to the election of directors at the 2013 Annual Meeting. The Company intends to release the Definitive Proxy Statement to the Company’s shareholders on or about May 24, 2013.

Please direct any questions or comments regarding this filing to me at (949) 476-1180.

Sincerely,

        /s/ Robert M. Saman

Robert M. Saman

Chief Legal Officer and General Counsel